Earnings per share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Weighted average number of shares used in computing basic earnings per share (in shares)	33,182,251	32,830,804	33,025,576	32,694,617
Weighted average number of shares used in computing diluted earnings per share (in shares)	33,182,251	32,830,804	33,025,576	32,694,617